Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities
Net Income (Loss)	$ 302,489	$ 169,458	$ (99,220)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and goodwill and other long-lived asset impairment	113,310	92,894	428,437
Net pension benefit	(59,039)	(67,097)	(65,433)
Early retirement and special separation benefit program expense	1,825	0	4,606
Stock-based compensation expense, net	10,169	13,418	48,033
Foreign exchange (gain) loss	(3,310)	39,890	15,564
Net loss (gain) on sales and disposition of businesses	569	(22,163)	18,095
Net loss on dispositions, sales or write-downs of marketable equity securities and cost method investments	200	30,449	1,378
Gain on sale of an equity affiliate	0	0	(4,827)
Equity in losses of affiliates, net of distributions	3,646	8,859	1,118
(Benefit from) provision for deferred income taxes	(146,452)	10,070	4,060
Net loss (gain) on sales or write-downs of property, plant and equipment	413	(32,362)	(18,265)
Change in operating assets and liabilities:
Accounts receivable, net	11,086	(47,892)	(87,165)
Inventories	(541)	(2,422)	(1,778)
Accounts payable and accrued liabilities	19,380	58,147	62,901
Deferred revenue	13,903	16,552	(51,825)
Income taxes receivable/payable	24,739	5,115	(174,326)
Other assets and other liabilities, net	(25,469)	(12,265)	(11,972)
Other	1,137	605	1,270
Net Cash Provided by Operating Activities	268,055	261,256	70,651
Cash Flows from Investing Activities
Investments in certain businesses, net of cash acquired	(299,938)	(245,084)	(159,320)
Investments in equity affiliates, cost method and other investments	(82,944)	(6,273)	(25,267)
Purchases of property, plant and equipment	(60,358)	(66,612)	(136,859)
Disbursement of loan to affiliate	(6,771)	(14,244)	0
Return of investment in equity affiliate	4,727	0	0
Net proceeds from sales of businesses, property, plant and equipment and other assets	3,265	69,192	41,683
Purchases of marketable equity securities	0	(48,265)	(145,807)
Net Cash Used in Investing Activities	(442,019)	(311,286)	(425,570)
Cash Flows from Financing Activities
Common shares repurchased	(50,770)	(108,948)	(22,979)
Dividends paid	(28,329)	(27,325)	(53,721)
Proceeds from (repayments of) bank overdrafts	(9,505)	14,429	1,095
Repayments of borrowings	(7,715)	0	(44,815)
Deferred payments of acquisition and noncontrolling interest	(5,187)	0	0
Proceeds from exercise of stock options	1,400	1,247	15,312
Issuance of borrowings	0	98,610	550,000
Cash distributed to Cable ONE in spin-off	0	0	(94,115)
Purchase of noncontrolling interest	0	(21,000)	0
Excess tax benefit on share-based payment awards	0	558	11,828
Redemption of redeemable preferred stock	0	0	(10,510)
Payments of financing costs	0	(648)	(9,944)
Net Cash (Used in) Provided by Financing Activities	(100,106)	(43,077)	342,151
Effect of Currency Exchange Rate Change	10,820	(11,029)	(11,164)
Net Decrease in Cash and Cash Equivalents and Restricted Cash	(263,250)	(104,136)	(23,932)
Cash and Cash Equivalents and Restricted Cash at Beginning of Year	670,816	774,952
Cash and Cash Equivalents and Restricted Cash at Beginning of Year, Including Discontinued Operations			798,884
Cash and Cash Equivalents and Restricted Cash at End of Year	407,566	670,816	774,952
Cash paid during the year for:
Income taxes	4,000	65,000	209,000
Interest	$ 33,000	$ 30,000	$ 33,000